Note 7 Positive scenario of GDP, unemployment rate and HPI for the main geographies (Details) - Positive scenario [Member]	Dec. 31, 2025	Dec. 31, 2024
SPAIN | 2024 [Member]
Macroeconomic variables [Line Items]
GDP		3.13%
Unemployment		10.97%
HPI		3.01%
SPAIN | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	2.94%	3.48%
Unemployment	9.89%	8.78%
HPI	8.26%	5.55%
SPAIN | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	3.58%	5.02%
Unemployment	7.08%	8.17%
HPI	7.91%	6.98%
SPAIN | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	5.36%	6.65%
Unemployment	6.52%	7.64%
HPI	7.34%	7.96%
SPAIN | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	6.75%	7.05%
Unemployment	6.09%	7.21%
HPI	7.34%	7.69%
SPAIN | 2029 [Member]
Macroeconomic variables [Line Items]
GDP	7.21%	6.70%
Unemployment	5.81%	6.96%
HPI	7.28%	6.81%
SPAIN | 2030 [Member]
Macroeconomic variables [Line Items]
GDP	6.90%
Unemployment	5.61%
HPI	6.44%
MEXICO | 2024 [Member]
Macroeconomic variables [Line Items]
GDP		1.25%
Unemployment		2.75%
HPI		4.57%
MEXICO | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	0.69%	2.48%
Unemployment	2.75%	3.04%
HPI	4.81%	4.85%
MEXICO | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	2.74%	3.87%
Unemployment	2.99%	3.03%
HPI	4.37%	4.38%
MEXICO | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	3.94%	3.54%
Unemployment	2.90%	2.89%
HPI	4.17%	4.82%
MEXICO | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	3.65%	3.58%
Unemployment	2.78%	2.77%
HPI	4.47%	5.12%
MEXICO | 2029 [Member]
Macroeconomic variables [Line Items]
GDP	3.58%	3.52%
Unemployment	2.70%	2.73%
HPI	4.65%	5.46%
MEXICO | 2030 [Member]
Macroeconomic variables [Line Items]
GDP	3.55%
Unemployment	2.80%
HPI	4.63%
TURKEY | 2024 [Member]
Macroeconomic variables [Line Items]
GDP		3.25%
Unemployment		8.79%
TURKEY | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	3.82%	5.97%
Unemployment	8.52%	9.89%
TURKEY | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	7.47%	8.35%
Unemployment	8.65%	9.27%
TURKEY | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	9.29%	6.76%
Unemployment	7.89%	8.80%
TURKEY | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	5.77%	5.88%
Unemployment	7.98%	8.81%
TURKEY | 2029 [Member]
Macroeconomic variables [Line Items]
GDP	5.84%	5.51%
Unemployment	8.29%	8.96%
TURKEY | 2030 [Member]
Macroeconomic variables [Line Items]
GDP	5.53%
Unemployment	8.45%
PERU | 2024 [Member]
Macroeconomic variables [Line Items]
GDP		3.12%
Unemployment		6.59%
PERU | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	3.35%	3.45%
Unemployment	5.98%	6.55%
PERU | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	3.87%	4.15%
Unemployment	6.06%	6.44%
PERU | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	4.03%	4.12%
Unemployment	5.94%	6.31%
PERU | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	4.15%	3.70%
Unemployment	5.79%	6.20%
PERU | 2029 [Member]
Macroeconomic variables [Line Items]
GDP	3.91%	3.57%
Unemployment	5.69%	6.12%
PERU | 2030 [Member]
Macroeconomic variables [Line Items]
GDP	3.79%
Unemployment	5.59%
ARGENTINA | 2024 [Member]
Macroeconomic variables [Line Items]
GDP		(3.66%)
Unemployment		10.37%
ARGENTINA | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	4.58%	7.37%
Unemployment	8.17%	8.67%
ARGENTINA | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	4.92%	8.83%
Unemployment	7.97%	7.13%
ARGENTINA | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	7.41%	8.54%
Unemployment	6.91%	5.92%
ARGENTINA | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	8.04%	8.60%
Unemployment	5.77%	5.05%
ARGENTINA | 2029 [Member]
Macroeconomic variables [Line Items]
GDP	8.10%	8.44%
Unemployment	4.80%	4.50%
ARGENTINA | 2030 [Member]
Macroeconomic variables [Line Items]
GDP	7.94%
Unemployment	3.97%
COLOMBIA | 2024 [Member]
Macroeconomic variables [Line Items]
GDP		2.16%
Unemployment		10.20%
COLOMBIA | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	2.89%	4.09%
Unemployment	8.64%	10.07%
COLOMBIA | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	4.41%	4.68%
Unemployment	8.43%	9.72%
COLOMBIA | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	4.24%	4.23%
Unemployment	8.24%	9.11%
COLOMBIA | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	4.29%	4.21%
Unemployment	8.06%	8.55%
COLOMBIA | 2029 [Member]
Macroeconomic variables [Line Items]
GDP	4.38%	4.22%
Unemployment	8.15%	7.95%
COLOMBIA | 2030 [Member]
Macroeconomic variables [Line Items]
GDP	4.45%
Unemployment	8.16%